Significant Accounting Policies (Detail Narrative) - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2025	May 31, 2024	Aug. 31, 2024	Aug. 31, 2023
Intellectual property life	20 years		20 years
Federally insured limit	$ 250,000			$ 250,000
Sales tax receivable	$ 184,129		$ 70,477	102,051
Licence fees receivable			84,000	24,635
Bad debt expense			$ 7,760	$ 0
Two Customers [Member]
Credit risk percentage	100.00%	98.00%
Lexaria Nicotine L L C
Equity interest percentage	83.33%		83.30%
Altria Ventures Inc
Equity interest percentage	16.66%		16.70%
Minimum
Laboratory and computer equipment and office furniture depreciation year			3 years
Minimum | Laboratory and computer equipment and office furniture [Member]
Property and equipment, useful lives	3 years
Maximum
Laboratory and computer equipment and office furniture depreciation year			10 years
Maximum | Laboratory and computer equipment and office furniture [Member]
Property and equipment, useful lives	10 years